Property, Plant and Equipment, Net (Schedule of Property, Plant and Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross asset value	$ 4,856	$ 4,585
Accumulated depreciation	(1,506)	(1,316)
Net book value	3,350	3,269
Land [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	49	56
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	45	41
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	675	636
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	3,760	3,514
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross asset value	$ 327	$ 338